Leases - Lease Maturities (Details) - USD ($) $ in Thousands	Dec. 25, 2021	Dec. 26, 2020
Operating Leases
Less than one year	$ 19,192
1 to 2 years	17,224
2 to 3 years	16,058
3 to 4 years	15,349
4 to 5 years	14,582
After 5 years	29,649
Total future minimum rental commitments	112,054
Less - amounts representing interest	(24,490)
Present value of lease liabilities	87,564
Finance Leases
Less than one year	922
1 to 2 years	632
2 to 3 years	315
3 to 4 years	92
4 to 5 years	41
Total future minimum rental commitments	2,002
Less - amounts representing interest	(220)
Present value of lease liabilities	1,782	$ 2,044
Estimated future minimum rental commitments	$ 26,721